Schedule of Change in Unrealized Gains and Losses Included in Net Income for Level Three Assets and Liabilities Held (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Inputs Gain Loss [Line Items]
Gains (losses) for Level 3 assets still held at the balance sheet date, included in earnings			$ (7)		$ (14)
Gains (losses) for Level 3 liabilities still held at the balance sheet date, included in earnings	131,054	[1]	(110,951)	[2]	(4,877)	[3]
Corporate
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Inputs Gain Loss [Line Items]
Gains (losses) for Level 3 assets still held at the balance sheet date, included in earnings			(2)		(2)
Residential mortgage-backed securities ("RMBS")
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Inputs Gain Loss [Line Items]
Gains (losses) for Level 3 assets still held at the balance sheet date, included in earnings			(5)		(11)
Commercial mortgage-backed securities ("CMBS")
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Inputs Gain Loss [Line Items]
Gains (losses) for Level 3 assets still held at the balance sheet date, included in earnings					(1)
Derivatives embedded in life and annuity contracts
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Inputs Gain Loss [Line Items]
Gains (losses) for Level 3 liabilities still held at the balance sheet date, included in earnings	$ 131,054		$ (110,951)		$ (4,877)

[1]	The amount attributable to derivatives embedded in life and annuity contracts is reported as follows: $125.9 million in interest credited to contractholder funds and $5.1 million in contract benefits. These amounts are ceded in accordance with the Company's reinsurance agreements.
[2]	The amount attributable to fixed income securities is reported in the Statements of Operations and Comprehensive Income as net investment income. The amount attributable to derivatives embedded in life and annuity contracts is reported as follows: $(106.6) million in interest credited to contractholder funds and $(4.3) million in contract benefits. These amounts are ceded in accordance with the Company's reinsurance agreements.
[3]	The amount attributable to fixed income securities is reported in the Statements of Operations and Comprehensive Income as net investment income. The amount attributable to derivatives embedded in life and annuity contracts is reported as a component of contract benefits and is ceded in accordance with the Company's reinsurance agreements.